United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Bonds – 93.9%
		Australian Dollar – 2.9%
		State/Provincial – 2.9%
$2,640,000		Queensland Treasury Corp., Local Gov't. Guarantee, (Series 17), 6.00%, 9/14/2017	$2,487,976
		British Pound – 9.9%
		Finance — Automotive – 1.9%
1,000,000		GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,619,075
		Sovereign – 6.8%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,555,309
1,320,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	2,318,971
		TOTAL	5,874,280
		Utilities – 1.2%
550,000		RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,028,835
		TOTAL BRITISH POUND	8,522,190
		Canadian Dollar – 3.2%
		Sovereign – 3.2%
850,000		Canada, Government of, 4.00%, 6/1/2017	880,306
1,000,000		Canada, Government of, 4.50%, 6/1/2015	1,046,683
800,000		Canada, Government of, Bond, 4.00%, 6/1/2016	824,870
		TOTAL CANADIAN DOLLAR	2,751,859
		Danish Krone – 2.2%
		Mortgage Banks – 0.9%
4,380,891		Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	779,672
		Sovereign – 1.3%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,091,150
		TOTAL DANISH KRONE	1,870,822
		Euro – 31.7%
		Oil & Gas – 0.9%
615,000		Gaz Capital SA, 7.80%, 9/27/2010	782,788
		Sovereign – 29.7%
1,700,000		Austria, Government of, 4.30%, 9/15/2017	2,457,008
950,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,302,667
850,000		Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	1,191,234
1,500,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	1,731,203
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,902,986
1,400,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,864,810
1,525,000		Buoni Poliennali Del Tes, 4.00%, 2/1/2017	2,047,351
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,261,041
1,360,000		France, Government of, 4.75%, 4/25/2035	2,247,565
1,025,000		France, Government of, Bond, 4.50%, 4/25/2041	1,675,349
1,000,000	[1]	Germany, Government of, 3.75%, 1/4/2015	1,406,901
750,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,288,604
500,000		Ireland, Government of, Bond, 5.90%, 10/18/2019	640,627
1,500,000		Italy, Government of, 4.25%, 8/1/2013	2,016,449
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	2,037,929

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
470,000	Portugal, Government of, Sr. Unsecd. Note, 4.10%, 4/15/2037	482,210
	TOTAL	25,553,934
	Telecommunications & Cellular – 1.1%
700,000	Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	933,204
	TOTAL EURO	27,269,926
	Hungarian Forint – 0.9%
	Sovereign – 0.9%
180,000,000	Hungary, Government of, 8.00%, 2/12/2015	812,104
	Japanese Yen – 38.0%
	Banking – 14.1%
101,000,000	Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,216,894
300,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,907,690
171,000,000	Deutsche Bahn Finance BV, (Series EMTN), 1.65%, 12/1/2014	2,108,546
90,000,000	European Investment Bank, 1.25%, 9/20/2012	1,093,477
211,500,000	European Investment Bank, 1.40%, 6/20/2017	2,645,575
109,000,000	KFW, 0.75%, 3/22/2011	1,299,526
70,000,000	Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	890,352
	TOTAL	12,162,060
	Sovereign – 23.9%
312,000,000	Japan, Government of, 1.60%, 12/20/2015	3,964,446
350,000,000	Japan, Government of, 1.80%, 9/20/2016	4,522,512
290,000,000	Japan, Government of, 1.90%, 6/20/2014	3,673,334
363,900,000	Japan, Government of, 2.00%, 12/20/2024	4,682,823
50,000,000	Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	648,405
250,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	3,117,522
	TOTAL	20,609,042
	TOTAL JAPANESE YEN	32,771,102
	Norwegian Krone – 1.6%
	Sovereign – 1.6%
3,565,000	Norway, Government of, 6.50%, 5/15/2013	629,422
4,300,000	Norway, Government of, Bond, 5.00%, 5/15/2015	761,849
	TOTAL NORWEGIAN KRONE	1,391,271
	Polish Zloty – 0.6%
	Sovereign – 0.6%
1,600,000	Poland, Government of, Bond, 5.25%, 10/25/2017	504,297
	Swedish Krona – 2.9%
	Sovereign – 2.9%
16,100,000	Sweden, Government of, 4.50%, 8/12/2015	2,457,120
	TOTAL BONDS (IDENTIFIED COST $79,716,027)	80,838,667
	GOVERNMENT/AGENCY – 1.4%
	Japanese Yen – 1.4%
92,000,000	Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,158,143)	1,211,134
	Purchased PUT Option – 0.1%
13,000,000	JPY PUT/USD CALL, Strike Price $85.42, Expiration Date 10/7/2010 (IDENTIFIED COST $239,525)	107,770

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Investment Fund – 1.2%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,035,881
		MUTUAL FUND – 1.3%
115,303	[2]	Federated Project and Trade Finance Core Fund (IDENTIFIED COST $1,152,933)	1,148,413
		TOTAL INVESTMENTS — 97.9% (IDENTIFIED COST $83,266,628)[3]	84,341,865
		OTHER ASSETS AND LIABILITIES - NET — 2.1%[4]	1,789,454
		TOTAL NET ASSETS — 100%	$86,131,319

At August 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]German Euro Bond Short Futures	19	$2,554,170	September 2010	$(132,645)

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/30/2010	3,000,000 Australian Dollars	$2,629,200	$31,088
9/30/2010	2,117,790 Swiss Franc	3,000,000 New Zealand Dollars	$(831)
11/4/2010	2,250,000 Euro	$2,738,250	$112,827
Contracts Sold:
9/1/2010	343,400 Euro	$436,290	$1,116
9/1/2010	78,850 Pound Sterling	$122,399	$1,471
9/30/2010	3,000,000 Australian Dollars	$ 2,651,250	$(9,038)
9/30/2010	169,400,000 Japanese Yen	$ 2,014,317	$(2,689)
9/30/2010	2,130,990 Swiss Franc	3,000,000 New Zealand Dollars	$(12,174)
11/4/2010	2,250,000 Euro	$2,835,360	$(15,717)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$106,053

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated company.
3	At August 31, 2010, the cost of investments for federal tax purposes was $83,679,219. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and from futures contracts was $662,646. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,593,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,931,294.
4	Assets, other than investments in securities, less liabilities.
5	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”)
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$80,838,667	$ —	$80,838,667
Government/Agency	—	1,211,134	—	1,211,134
Purchased Put Option	—	107,770	—	107,770
Investment Fund	1,035,881	—	—	1,035,881
Mutual Fund	1,148,413	—	—	1,148,413
TOTAL SECURITIES	$2,184,294	$82,157,571	$ —	$84,341,865
OTHER FINANCIAL INSTRUMENTS*	$(130,058)	$103,466	$ —	$(26,592)
*	Other financial instruments include futures contracts and foreign exchange contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010